UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® New York Municipal
Money Market Fund

April 30, 2009

1.800344.105

NFS-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.4%
	Principal Amount	Value
Florida - 0.3%
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.75%, LOC Bank of America NA, VRDN (c)(f)	$ 1,500,000	$ 1,500,000
Sunshine State Govt. Fing. Commission Rev. Series L, 1.45% 5/1/09, LOC Dexia Cr. Local de France, CP	10,887,000	10,887,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 0.82%, LOC Wachovia Bank NA, VRDN (c)(f)	2,900,000	2,900,000
		15,287,000
Georgia - 0.0%
Hall County Gainesville Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 G, 0.5% (Assured Guaranty Corp. Insured), VRDN (c)	315,000	315,000
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series EGL 07 0034, 0.91% (Liquidity Facility Citibank NA) (c)(f)(h)	9,800,000	9,800,000
Illinois - 0.2%
Chicago Gen. Oblig. Participating VRDN Series ROC II R 12217, 0.98% (Liquidity Facility Citibank NA) (c)(h)	6,150,000	6,150,000
Illinois Fin. Auth. Rev. (Chicago Symphony Orchestra Proj.) Series 2008, 2.5%, LOC RBS Citizens NA, VRDN (c)	8,000,000	8,000,000
		14,150,000
Kentucky - 0.7%
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.77%, LOC Wachovia Bank NA, VRDN (c)(f)	8,000,000	8,000,000
Kenton County Arpt. Board Spl. Facilities Rev. Series A, 4%, VRDN (c)(f)	23,800,000	23,800,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.7%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	7,000,000	7,000,000
		38,800,000
Louisiana - 0.2%
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 4%, LOC Citizens Bank of Pennsylvania, VRDN (c)	11,000,000	11,000,000
Maryland - 0.1%
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 3.25%, LOC RBS Citizens NA, VRDN (c)	6,900,000	6,900,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - 0.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series DC 8030, 1.5% (Liquidity Facility Dexia Cr. Local de France) (c)(h)	$ 10,000,000	$ 10,000,000
Massachusetts Dev. Fin. Agcy. Rev. (Olin College Proj.) Series 2008 C3, 1.5%, LOC RBS Citizens NA, VRDN (c)	26,000,000	26,000,000
		36,000,000
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2006 C, 3.5%, LOC RBS Citizens NA, VRDN (c)	6,200,000	6,200,000
New York - 87.2%
Albany City School District:
BAN Series B, 2.75% 6/26/09	14,518,000	14,536,796
RAN Series 2009, 1% 10/7/09 (b)	8,500,000	8,503,485
Albany Gen. Oblig. BAN 2.75% 7/10/09	16,700,000	16,733,693
Amsterdam Enlarged City School District BAN 2.75% 6/26/09	10,000,000	10,012,182
Arlington Central School District BAN Series A, 2.75% 5/15/09	24,400,000	24,407,983
Auburn City School District BAN 3% 6/26/09	12,883,000	12,901,591
Carthage Central School District BAN 2.75% 6/19/09	20,853,000	20,878,351
Central Islip Union Free School District TAN 2.75% 6/30/09	14,800,000	14,824,371
Chautauqua County Indl. Dev. Agcy. Exempt Facility Rev. (NRG Dunkirk Pwr. Proj.) Series 2009, 0.45%, LOC Bank of America NA, VRDN (c)	25,000,000	25,000,000
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 0.7%, LOC HSBC Bank USA, NA, VRDN (c)(f)	2,045,000	2,045,000
Cold Spring Hbr. Central School District TAN 3.5% 6/30/09	5,000,000	5,003,619
Depew Union Free School District BAN 2.5% 1/14/10	15,000,000	15,129,815
East Aurora Union Free School District BAN 2.75% 7/2/09	14,700,000	14,725,020
East Hampton Union Free School District TAN 3% 6/30/09	11,500,000	11,524,614
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytowne Proj.) 0.72%, LOC HSBC Bank USA, NA, VRDN (c)(f)	9,780,000	9,780,000
Great Neck Union Free School District TAN 3% 6/24/09	15,000,000	15,019,714
Herricks Union Free School District TAN 2.25% 6/26/09	7,500,000	7,506,008
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2001 1B, 0.4%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	13,600,000	13,600,000
Longwood Central School District BAN 2.75% 6/12/09	11,300,000	11,312,262
Middle Country Century School District Centereach TAN 2.75% 6/30/09	17,200,000	17,231,521
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.38%, LOC JPMorgan Chase Bank, VRDN (c)	1,050,000	1,050,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Monroe County Indl. Dev. Agcy. Rev. (Advent Tool & Mold Proj.) Series 1990 D, 1%, LOC HSBC Bank USA, NA, VRDN (c)(f)	$ 310,000	$ 310,000
Nassau County Gen. Oblig. BAN Series 2008, 2.5% 10/15/09	59,500,000	59,837,049
Nassau County Interim Fin. Auth. Series 2008 F, 0.27% (Liquidity Facility Bank of America NA), VRDN (c)	23,685,000	23,685,000
Nassau Health Care Corp. Rev.:
Bonds:
Series 2009 C1, 0.45%, tender 7/28/09, LOC Wachovia Bank NA (c)	9,400,000	9,400,000
Series 2009 C2, 0.45%, tender 7/28/09, LOC Wachovia Bank NA (c)	11,950,000	11,950,000
Series 2009 B1, 0.35%, LOC TD Banknorth, N.A., VRDN (c)	6,500,000	6,500,000
Series 2009 D1, 0.4%, LOC JPMorgan Chase Bank, VRDN (c)	16,350,000	16,350,000
New York City Gen. Oblig.:
Bonds:
Series 2002 B, 5.25% 8/1/09	8,500,000	8,575,333
Series 2004 E, 5.25% 8/1/09	21,510,000	21,657,560
Series 2004 G, 5% 8/1/09	9,965,000	10,036,465
Series 2004 I, 5% 8/1/09	10,950,000	11,038,449
Participating VRDN:
Series BA 08 1064, 0.53% (Liquidity Facility Bank of America NA) (c)(h)	18,050,000	18,050,000
Series Putters 3217, 0.54% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	16,905,000	16,905,000
Series 1993 E5:
0.4%, LOC JPMorgan Chase Bank, VRDN (c)	7,000,000	7,000,000
0.4%, LOC JPMorgan Chase Bank, VRDN (c)	1,600,000	1,600,000
Series 1994 E3, 0.45%, LOC WestLB AG, VRDN (c)	3,600,000	3,600,000
Series 1994 E5:
0.4%, LOC JPMorgan Chase Bank, VRDN (c)	300,000	300,000
0.4%, LOC JPMorgan Chase Bank, VRDN (c)	4,000,000	4,000,000
0.4%, LOC JPMorgan Chase Bank, VRDN (c)	3,100,000	3,100,000
Series 1995 B8, 0.33%, LOC Bayerische Landesbank Girozentrale, VRDN (c)	12,760,000	12,760,000
Series 1995 F5, 0.33%, LOC Bayerische Landesbank Girozentrale, VRDN (c)	4,200,000	4,200,000
Series 1996 J2, 0.33%, LOC WestLB AG, VRDN (c)	10,300,000	10,300,000
Series 2003 C2, 0.33%, LOC Bayerische Landesbank Girozentrale, VRDN (c)	4,145,000	4,145,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2004 A2, 0.43%, LOC Bank of America NA, VRDN (c)	$ 1,300,000	$ 1,300,000
Series 2004 A6, 0.4%, LOC Landesbank Baden-Wuert, VRDN (c)	1,700,000	1,700,000
Series 2004 H1, 0.4%, LOC Bank of New York, New York, VRDN (c)	5,100,000	5,100,000
Series 2004 H6, 0.33%, LOC Bank of America NA, VRDN (c)	28,015,000	28,015,000
Series 2006 E3, 0.42%, LOC Bank of America NA, VRDN (c)	11,140,000	11,140,000
Series 2006 I3, 0.46%, LOC Bank of America NA, VRDN (c)	8,000,000	8,000,000
Series 2008 J11, 0.3% (Liquidity Facility KBC Bank NV), VRDN (c)	35,400,000	35,400,000
Subseries 1994 B3, 0.4%, LOC JPMorgan Chase Bank, VRDN (c)	1,000,000	1,000,000
New York City Health & Hosp. Corp. Rev. Series 2008 E, 0.37%, LOC JPMorgan Chase Bank, VRDN (c)	17,355,000	17,355,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Cook Street Apts. Proj.) Series A, 0.37%, LOC JPMorgan Chase Bank, VRDN (c)(f)	26,600,000	26,600,000
(Granite Terrace Apts.) Series A, 0.55%, LOC Citibank NA, VRDN (c)(f)	9,300,000	9,300,000
(Intervale Gardens Apts.) Series A, 0.55%, LOC Citibank NA, VRDN (c)(f)	8,100,000	8,100,000
(Pitt Street Residence Proj.) Series A, 0.45%, LOC JPMorgan Chase Bank, VRDN (c)(f)	31,000,000	31,000,000
(Villa Avenue Apts. Proj.) Series 2006 A, 0.45%, LOC Fannie Mae, VRDN (c)(f)	5,990,000	5,990,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.48%, LOC JPMorgan Chase Bank, VRDN (c)(f)	11,600,000	11,600,000
(89 Murray St. Proj.) Series A, 0.37%, LOC Fannie Mae, VRDN (c)(f)	4,000,000	4,000,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.51%, LOC Citibank NA, VRDN (c)(f)	23,500,000	23,500,000
(East 165th Street Proj.) Series A, 0.55%, LOC Citibank NA, VRDN (c)(f)	7,665,000	7,665,000
(First Avenue Dev. Proj.) Series 2002 A, 0.37%, LOC Fannie Mae, VRDN (c)(f)	18,000,000	18,000,000
(Manhattan Court Dev. Proj.) Series A, 0.55%, LOC Citibank NA, VRDN (c)(f)	16,500,000	16,500,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(Morris Ave. Apts. Proj.) Series A, 0.45%, LOC Fannie Mae, VRDN (c)(f)	$ 14,700,000	$ 14,700,000
(Nagle Courtyard Apts. Proj.) Series A, 0.45%, LOC Fannie Mae, VRDN (c)(f)	4,200,000	4,200,000
(Related-Upper East Proj.) Series A, 0.53%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	61,600,000	61,600,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.52%, LOC Citibank NA, VRDN (c)(f)	3,000,000	3,000,000
(State Renaissance Court Proj.) Series A, 0.4%, LOC Freddie Mac, VRDN (c)(f)	26,500,000	26,500,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.37%, LOC Fannie Mae, VRDN (c)(f)	20,000,000	20,000,000
Series A, 0.45%, LOC JPMorgan Chase Bank, VRDN (c)(f)	30,000,000	30,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.41%, LOC Fannie Mae, VRDN (c)(f)	16,400,000	16,400,000
(Brittany Dev. Proj.) Series A, 0.37%, LOC Fannie Mae, VRDN (c)(f)	2,200,000	2,200,000
(Morris Avenue Apts. Proj.) Series A, 0.37%, LOC Fannie Mae, VRDN (c)(f)	39,400,000	39,400,000
(One Columbus Place Dev. Proj.) Series A, 0.37%, LOC Fannie Mae, VRDN (c)(f)	34,100,000	34,100,000
(Related-Tribeca Tower Proj.) Series 1997 A, 0.6%, LOC Fannie Mae, VRDN (c)(f)	54,700,000	54,700,000
(Rivereast Apts. Proj.) Series A, 0.4%, LOC Freddie Mac, VRDN (c)(f)	49,550,000	49,550,000
(Sierra Dev. Proj.) Series A, 0.37%, LOC Fannie Mae, VRDN (c)(f)	29,730,000	29,730,000
(West 43rd Street Proj.) Series 1999 A, 0.37%, LOC Fannie Mae, VRDN (c)(f)	24,200,000	24,200,000
(West End Towers Proj.) Series 2004 A, 0.37%, LOC Fannie Mae, VRDN (c)(f)	15,000,000	15,000,000
Series 2002 A, 0.37%, LOC Fannie Mae, VRDN (c)(f)	12,500,000	12,500,000
Series 2008 A, 0.6%, LOC Freddie Mac, VRDN (c)(f)	72,760,000	72,760,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Casa Proj.) Series 2000, 0.38%, LOC JPMorgan Chase Bank, VRDN (c)	9,300,000	9,300,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev.:
(Korean Airlines Proj.):
Series 1997 A, 0.53%, LOC HSBC Bank USA, NA, VRDN (c)(f)	32,900,000	32,900,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Indl. Dev. Agcy. Spl. Facilities Rev.: - continued
(Korean Airlines Proj.):
Series 1997 B, 0.53%, LOC HSBC Bank USA, NA, VRDN (c)(f)	$ 15,500,000	$ 15,500,000
(New York Stock Exchange Proj.) Series 2004 B, 0.4%, LOC Bank of America NA, VRDN (c)	2,500,000	2,500,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series 07 1038, 0.53% (Liquidity Facility Bank of America NA) (c)(h)	35,770,000	35,770,000
Series BA 08 1074, 0.53% (Liquidity Facility Bank of America NA) (c)(h)	2,800,000	2,800,000
Series BBT 08 15, 0.49% (Liquidity Facility Branch Banking & Trust Co.) (c)(h)	3,990,000	3,990,000
Series EGL 06 69 Class A, 0.69% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	22,570,000	22,570,000
Series EGL 07 0157, 0.68% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	7,000,000	7,000,000
Series EGL 7050083 Class A, 0.97% (Liquidity Facility Citibank NA) (c)(h)	8,000,000	8,000,000
Series PT 3992, 0.56% (Liquidity Facility Wells Fargo & Co.) (c)(h)	5,995,000	5,995,000
Series Putters 2540, 0.54% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	1,455,000	1,455,000
Series Putters 3092, 0.54% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	10,000,000	10,000,000
Series Putters 3231Z, 0.45% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	16,175,000	16,175,000
Series Putters 3384, 0.54% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	1,875,000	1,875,000
Series ROC II R 10381, 0.63% (Liquidity Facility Citibank NA) (c)(h)	4,070,000	4,070,000
Series ROC II R 10388, 0.96% (Liquidity Facility Citibank NA) (c)(h)	14,850,000	14,850,000
Series ROC II R 11249, 0.63% (Liquidity Facility Citibank NA) (c)(h)	10,180,000	10,180,000
Series ROC II R 11264, 0.63% (Liquidity Facility Citibank NA) (c)(h)	6,605,000	6,605,000
Series ROC II R 441, 0.63% (Liquidity Facility Citibank NA) (c)(h)	13,500,000	13,500,000
Series ROC II R 602, 0.63% (Liquidity Facility Citibank NA) (c)(h)	15,840,000	15,840,000
Series 2000 C, 0.6% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	38,600,000	38,600,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2001 F1, 1% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	$ 20,900,000	$ 20,900,000
Series 2005 AA2, 1% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	22,790,000	22,790,000
Series 2008 B1, 0.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	2,497,000	2,497,000
Series 2008 B2, 0.4% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)	15,125,000	15,125,000
Series 7:
0.75% 6/5/09, CP	28,800,000	28,800,000
0.75% 6/9/09, CP	24,000,000	24,000,000
New York City Transitional Fin. Auth. Rev.:
Bonds Series C, 5% 5/1/29 (Pre-Refunded to 5/1/09 @ 101) (g)	5,930,000	5,989,300
Participating VRDN:
Series BA 08 1079, 0.53% (Liquidity Facility Bank of America NA) (c)(h)	5,000,000	5,000,000
Series BA 08 3505, 0.53% (Liquidity Facility Bank of America NA) (c)(h)	4,035,000	4,035,000
Series EGL 07 0024, 0.68% (Liquidity Facility Citibank NA) (c)(h)	19,700,000	19,700,000
Series Putters 3218, 0.54% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	5,300,000	5,300,000
Series 1999 A1, 0.4% (Liquidity Facility WestLB AG), VRDN (c)	21,400,000	21,400,000
Series 2001 B, 0.4% (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	15,900,000	15,900,000
New York City Trust Cultural Resources Rev. (Lincoln Ctr. for the Performing Arts, Inc. Proj.) Series 2008 B2, 0.4%, LOC JPMorgan Chase Bank, VRDN (c)	33,500,000	33,500,000
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN Series EGL 06 72 Class A, 0.92% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	21,100,000	21,100,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3239, 0.54% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	5,075,000	5,075,000
Series Putters 3281Z, 0.54% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	14,530,000	14,530,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.:
Participating VRDN:
Series EGL 06 0138 Class A, 0.64% (Liquidity Facility Citibank NA) (c)(h)	$ 15,680,000	$ 15,680,000
Series EGL 06 47 Class A, 0.69% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	61,400,000	61,400,000
Series EGL 07 0066, 0.68% (Liquidity Facility Citibank NA) (c)(h)	17,025,000	17,025,000
Series PT 4623, 0.61% (Liquidity Facility Deutsche Postbank AG) (c)(h)	17,730,000	17,730,000
Series Putters 3382, 0.54% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,995,000	4,995,000
Series Putters 3383, 0.54% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	8,500,000	8,500,000
Series ROC II R 10339, 0.63% (Liquidity Facility Citibank NA) (c)(h)	7,100,000	7,100,000
Series ROC II R 10361, 0.63% (Liquidity Facility Citibank NA) (c)(h)	7,260,000	7,260,000
Series SGA 01 132, 0.51% (Liquidity Facility Societe Generale) (c)(h)	2,000,000	2,000,000
(Barnard College Proj.) Series 2008, 3.15%, LOC RBS Citizens NA, VRDN (c)	7,300,000	7,300,000
(City Univ. Proj.) Series 2008 C, 0.38%, LOC Bank of America NA, VRDN (c)	34,500,000	34,500,000
(College of New Rochelle Proj.) Series 2008, 3.15%, LOC RBS Citizens NA, VRDN (c)	19,700,000	19,700,000
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.37%, LOC Bayerische Landesbank Girozentrale, VRDN (c)	45,970,000	45,970,000
(Pratt Institute Proj.) Series 2009 A, 0.47%, LOC TD Banknorth, NA, VRDN (c)	10,000,000	10,000,000
(The Culinary Institute of America Proj.) Series 2004 C, 0.44%, LOC TD Banknorth, N.A., VRDN (c)	12,300,000	12,300,000
(Univ. of Rochester Proj.):
Series 2003 A, 0.4%, LOC JPMorgan Chase Bank, VRDN (c)	5,000,000	5,000,000
Series 2003 B, 0.4%, LOC HSBC Bank USA, NA, VRDN (c)	2,400,000	2,400,000
Series 2003 C, 0.41%, LOC JPMorgan Chase Bank, VRDN (c)	8,400,000	8,400,000
Series 2006 B1, 0.35%, LOC Bank of America NA, VRDN (c)	6,300,000	6,300,000
Series 2008 A1, 0.4%, LOC Bank of America NA, VRDN (c)	19,030,000	19,030,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Authoirty Personal Income Tax Rev. Participating VRDN Series BA 08 1148, 0.53% (Liquidity Facility Bank of America NA) (c)(h)	$ 7,500,000	$ 7,500,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series PT 4641, 0.63% (Liquidity Facility Deutsche Postbank AG) (c)(h)	8,000,000	8,000,000
Series Putters 3269, 0.54% (Liquidity Facility JPMorgan Chase & Co.) (c)(h)	10,705,000	10,705,000
New York Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series ROC II R 11140, 0.63% (Liquidity Facility Citibank NA) (c)(h)	9,630,000	9,630,000
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.):
Series 1998 A, 0.53%, LOC Fannie Mae, VRDN (c)(f)	1,300,000	1,300,000
Series 2000 A, 0.53%, LOC Fannie Mae, VRDN (c)(f)	1,000,000	1,000,000
(125 West 31st Street Proj.) Series 2005 A, 0.41%, LOC Fannie Mae, VRDN (c)(f)	117,300,000	117,300,000
(1500 Lexington Avenue Proj.) Series A, 0.55%, LOC Fannie Mae, VRDN (c)(f)	15,475,000	15,475,000
(17th Street Hsg. Proj.) Series A, 0.45%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	119,600,000	119,600,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.37%, LOC Fannie Mae, VRDN (c)(f)	62,700,000	62,700,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.37%, LOC Fannie Mae, VRDN (c)(f)	8,100,000	8,100,000
(316 Eleventh Ave. Hsg. Proj.) Series A, 0.41%, LOC Fannie Mae, VRDN (c)(f)	43,000,000	43,000,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.47%, LOC Bank of America NA, VRDN (c)	9,600,000	9,600,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.45%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	17,450,000	17,450,000
Series 2002 A, 0.47%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	35,500,000	35,500,000
Series 2004 A, 0.49%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	10,700,000	10,700,000
(360 West 43rd Street Hsg. Proj.) Series A, 0.41%, LOC Fannie Mae, VRDN (c)(f)	28,700,000	28,700,000
(455 West 37th Street Hsg. Proj.) Series A, 0.45%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	108,600,000	108,600,000
(505 West 37th Street Proj.) Series 2008 A, 0.53%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	19,700,000	19,700,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.37%, LOC Fannie Mae, VRDN (c)(f)	$ 56,100,000	$ 56,100,000
(600 West 42nd Street Hsg. Proj.):
Series 2007 A, 0.4%, LOC Bank of New York, New York, VRDN (c)(f)	169,100,000	169,100,000
Series 2008 A, 0.4%, LOC Bank of New York, New York, VRDN (c)(f)	100,000,000	100,000,000
(66 West 38th Street Hsg. Proj.) Series A:
0.53%, LOC Fannie Mae, VRDN (c)(f)	4,750,000	4,750,000
0.53%, LOC Fannie Mae, VRDN (c)(f)	44,300,000	44,300,000
(70 Battery Place Hsg. Proj.) Series 1999 A, 0.37%, LOC Fannie Mae, VRDN (c)(f)	10,000,000	10,000,000
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 0.41%, LOC Fannie Mae, VRDN (c)(f)	34,500,000	34,500,000
Series 1999 A, 0.41%, LOC Fannie Mae, VRDN (c)(f)	16,400,000	16,400,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.4%, LOC Fannie Mae, VRDN (c)(f)	2,000,000	2,000,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 A, 0.4%, LOC Freddie Mac, VRDN (c)(f)	57,100,000	57,100,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.4%, LOC Freddie Mac, VRDN (c)(f)	57,400,000	57,400,000
(Bowery Place Hsg. Proj.) Series 2006 A, 0.53%, LOC Bank of America NA, VRDN (c)(f)	83,800,000	83,800,000
(Chelsea Arms Hsg. Proj.) Series 1998 A, 0.41%, LOC Fannie Mae, VRDN (c)(f)	5,000,000	5,000,000
(Clinton Green North Hsg. Proj.):
Series 2005 A, 0.41%, LOC Freddie Mac, VRDN (c)(f)	60,000,000	60,000,000
Series 2006 A, 0.41%, LOC Freddie Mac, VRDN (c)(f)	43,000,000	43,000,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.41%, LOC Freddie Mac, VRDN (c)(f)	75,000,000	75,000,000
(East 39th Street Hsg. Proj.) Series 1999 A, 0.41%, LOC Fannie Mae, VRDN (c)(f)	23,000,000	23,000,000
(Grace Towers Hsg. Proj.) Series 2004 A, 0.37%, LOC Freddie Mac, VRDN (c)(f)	14,925,000	14,925,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.37%, LOC Fannie Mae, VRDN (c)(f)	33,530,000	33,530,000
(Normandie Court II Hsg. Proj.) Series 1999 A, 0.37%, LOC Freddie Mac, VRDN (c)(f)	28,570,000	28,570,000
(Related-42nd & 10th Street Proj.) Series 2007 A, 0.55%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	65,000,000	65,000,000
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.55%, LOC Fannie Mae, VRDN (c)(f)	7,435,000	7,435,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Saville Hsg. Proj.) Series 2002 A, 0.37%, LOC Freddie Mac, VRDN (c)(f)	$ 10,000,000	$ 10,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.55%, LOC Freddie Mac, VRDN (c)(f)	16,600,000	16,600,000
(Sea Park West Hsg. Proj.) Series 2004 A, 0.55%, LOC Freddie Mac, VRDN (c)(f)	14,200,000	14,200,000
(South Cove Plaza Proj.) Series A, 0.55%, LOC Freddie Mac, VRDN (c)(f)	19,300,000	19,300,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.56%, LOC Fannie Mae, VRDN (c)(f)	11,300,000	11,300,000
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 0.41%, LOC Freddie Mac, VRDN (c)(f)	1,000,000	1,000,000
(Tower 31 Hsg. Proj.) Series 2005 A, 0.41%, LOC Freddie Mac, VRDN (c)(f)	33,800,000	33,800,000
(Tribeca Park Proj.) Series 1997 A, 0.41%, LOC Fannie Mae, VRDN (c)(f)	15,600,000	15,600,000
(Union Square South Proj.) Series 1996 A, 0.57%, LOC Fannie Mae, VRDN (c)(f)	26,300,000	26,300,000
(West 23rd Street Hsg. Proj.) 0.53%, LOC Fannie Mae, VRDN (c)(f)	2,900,000	2,900,000
(West 23rd Street Proj.) 0.53%, LOC Fannie Mae, VRDN (c)(f)	1,000,000	1,000,000
(Worth Street Hsg. Proj.) Series A:
0.41%, LOC Fannie Mae, VRDN (c)(f)	2,400,000	2,400,000
0.41%, LOC Fannie Mae, VRDN (c)(f)	2,000,000	2,000,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 A, 0.38%, LOC WestLB AG, VRDN (c)	21,600,000	21,600,000
Series 2003 E, 0.38%, LOC BNP Paribas SA, VRDN (c)	1,900,000	1,900,000
Series 2003 G, 0.43%, LOC WestLB AG, VRDN (c)	5,500,000	5,500,000
Series 2003 I, 0.43%, LOC Landesbank Hessen-Thuringen, VRDN (c)	27,900,000	27,900,000
Series 2003 L, 0.4%, LOC Bank of America NA, VRDN (c)	16,100,000	16,100,000
Series 2003 M1, 0.4%, LOC Bank of America NA, VRDN (c)	3,200,000	3,200,000
Series 2003 M2, 0.42%, LOC Bank of America NA, VRDN (c)	4,200,000	4,200,000
New York Local Govt. Assistance Corp. Series 1994 B, 0.31%, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, VRDN (c)	2,000,000	2,000,000
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 C, 3.5% 11/15/09	32,100,000	32,359,965
Series A:
0.55% 5/13/09, LOC ABN-AMRO Bank NV, CP	51,000,000	51,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series A:
0.55% 5/15/09, LOC ABN-AMRO Bank NV, CP	$ 20,200,000	$ 20,200,000
0.57% 5/21/09, LOC ABN-AMRO Bank NV, CP	34,000,000	34,000,000
0.58% 5/7/09, LOC ABN-AMRO Bank NV, CP	20,000,000	20,000,000
Series B:
0.55% 5/8/09, LOC ABN-AMRO Bank NV, CP	51,100,000	51,100,000
0.65% 5/1/09, LOC ABN-AMRO Bank NV, CP	32,800,000	32,800,000
Series C:
0.6% 5/4/09, LOC ABN-AMRO Bank NV, CP	13,000,000	13,000,000
0.7% 5/18/09, LOC ABN-AMRO Bank NV, CP	12,500,000	12,500,000
0.7% 5/18/09, LOC ABN-AMRO Bank NV, CP	8,800,000	8,800,000
New York Pwr. Auth.:
Series 1:
0.55% 5/11/09, CP	1,691,000	1,691,000
0.55% 6/11/09, CP	9,560,000	9,560,000
0.7% 5/7/09, CP	6,000,000	6,000,000
0.7% 6/11/09, CP	8,113,000	8,113,000
Series 2:
0.5% 7/28/09, CP	29,850,000	29,850,000
0.55% 9/3/09, CP	18,050,000	18,050,000
0.57% 5/5/09, CP	7,600,000	7,600,000
New York Sales Tax Asset Receivables Corp. Participating VRDN Series ROC II R 10403, 0.96% (Liquidity Facility Citibank NA) (c)(h)	9,900,000	9,900,000
New York State Dorm. Auth. Lease Rev. Bonds Series A, 5.25% 5/15/10	1,400,000	1,462,839
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. Proj.):
Series 2004 C3, 0.51%, LOC Citibank NA, VRDN (c)(f)	2,600,000	2,600,000
Series 2005 A2, 0.38%, LOC Wachovia Bank NA, VRDN (c)	3,700,000	3,700,000
Series 2005 A3, 0.55%, LOC Wachovia Bank NA, VRDN (c)	5,000,000	5,000,000
Series C2, 0.65%, LOC Citibank NA, VRDN (c)(f)	10,000,000	10,000,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.):
Series 1994 B, 1.45%, LOC JPMorgan Chase Bank, VRDN (c)	12,500,000	12,500,000
Series 1994 D1, 0.45%, LOC JPMorgan Chase Bank, VRDN (c)	18,500,000	18,500,000
New York State Gen. Oblig.:
Bonds (Envir. Quality Proj.) Series 1998 G, 0.6%, tender 6/1/09, LOC WestLB AG (c)	16,600,000	16,600,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Gen. Oblig.: - continued
Participating VRDN Series Putters 3346, 0.54% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	$ 1,780,000	$ 1,780,000
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2003 A, 5% 3/15/10	1,945,000	2,015,346
New York Urban Dev. Corp. Rev.:
Bonds (State Facilities and Equip. Proj.) Series 2007 C, 5% 3/15/10	3,600,000	3,737,958
Participating VRDN Series Putters 2750, 0.54% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	6,555,000	6,555,000
Series 2008 A2, 0.4% (Assured Guaranty Corp. Insured), VRDN (c)	9,000,000	9,000,000
Series 2008 A4, 0.4% (Assured Guaranty Corp. Insured), VRDN (c)	30,600,000	30,600,000
Newburgh City School District BAN 2.5% 12/18/09	16,500,000	16,645,568
Orangetown Gen. Oblig. BAN 2.5% 12/10/09	8,445,000	8,517,949
Penfield Central School District BAN 2.5% 12/23/09	10,000,000	10,090,779
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.75%, LOC Citibank NA, VRDN (c)(f)	1,690,000	1,690,000
Rochester Gen. Oblig. BAN Series 2008 II, 2.75% 8/25/09	14,200,000	14,251,045
Rockland County Gen. Oblig. BAN Series 2008 C, 3% 9/3/09	12,771,000	12,825,146
Sachem Central School District of Holbrook TAN 3.5% 6/24/09	21,900,000	21,931,877
Saratoga County Gen. Oblig. BAN 4% 10/30/09	6,760,000	6,783,494
Smithtown Central School District TAN 3.25% 6/26/09	16,700,000	16,723,988
South Huntington Union Free School District TAN 3.5% 6/30/09	16,000,000	16,014,457
Suffolk County Gen. Oblig. TAN:
Series 2008 II, 3% 9/10/09	55,700,000	56,000,479
Series 2009 I, 2% 8/13/09	49,100,000	49,267,815
Sullivan County Gen. Oblig. BAN 2.75% 5/15/09	11,700,000	11,704,871
Tarrytown Union Free School District BAN:
1.5% 2/19/10	21,630,000	21,763,108
2.25% 8/14/09	20,847,000	20,880,584
Three Village Central School District BAN 3.5% 6/30/09	18,000,000	18,019,440
Tobacco Settlement Asset Securitization Corp. Bonds Series 1999 1, 6.375% 7/15/39 (Pre-Refunded to 7/15/09 @ 101) (g)	18,000,000	18,377,684
Tobacco Settlement Fing. Corp. Bonds:
Series 2003 A1, 5% 6/1/09	5,180,000	5,196,448
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp. Bonds: - continued
Series 2008 B:
4% 6/1/09	$ 9,600,000	$ 9,615,231
5% 6/1/10	5,000,000	5,201,750
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series Putters 2763, 0.54% (Liquidity Facility JPMorgan Chase & Co.) (c)(h)	9,165,000	9,165,000
Series Putters 3093, 0.54% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	6,670,000	6,670,000
Series Putters 3330, 0.54% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	12,240,000	12,240,000
Series 2005 B3, 0.45% (Liquidity Facility Bank of America NA), VRDN (c)	17,230,000	17,230,000
Series 2005 B4, 0.45% (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	32,505,000	32,505,000
Troy Indl. Dev. Auth. Civic Facilities Rev. (Rensselaer Polytechnic Institute Proj.) Series 2002 B, 0.39%, LOC JPMorgan Chase Bank, VRDN (c)	5,000,000	5,000,000
Ulster County Gen. Oblig. BAN Series 2008, 2.5% 11/20/09	11,645,434	11,684,813
Union Endicott Central School District BAN 3% 9/10/09	11,500,000	11,543,244
Vestal Central School District BAN 2.75% 6/16/09	12,700,000	12,715,093
Warren and Washington Counties Indl. Dev. Agcy. Civic Facility Rev. (The Glen at Hiland Meadows Proj.) Series 2000, 0.44%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	11,250,000	11,250,000
West Islip Union Free School District TAN 3.5% 6/26/09	18,500,000	18,518,386
William Floyd Union Free School District BAN 2.5% 6/30/09	29,000,000	29,043,170
		5,050,448,708
New York & New Jersey - 4.6%
Port Auth. of New York & New Jersery Participating VRDN Series WF 08 2C, 0.69% (Liquidity Facility Wells Fargo & Co.) (c)(f)(h)	8,710,000	8,710,000
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BA 08 1055, 0.73% (Liquidity Facility Bank of America NA) (c)(f)(h)	15,580,000	15,580,000
Series BA 08 1066, 0.73% (Liquidity Facility Bank of America NA) (c)(f)(h)	8,205,000	8,205,000
Series BA 08 1067, 0.73% (Liquidity Facility Bank of America NA) (c)(f)(h)	16,840,000	16,840,000
Series BA 08 1107, 0.73% (Liquidity Facility Bank of America NA) (c)(f)(h)	8,085,000	8,085,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series EGL 06 107 Class A, 0.77% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	$ 77,600,000	$ 77,600,000
Series EGL 07 0047, 1.03% (Liquidity Facility Citibank NA) (c)(f)(h)	45,000,000	45,000,000
Series Putters 1546, 0.54% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	6,625,000	6,625,000
Series Putters 2945, 0.69% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	1,665,000	1,665,000
Series Putters 3090, 0.69% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	5,550,000	5,550,000
Series Putters 3114, 0.69% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	15,790,000	15,790,000
Series ROC II R 10387, 0.9% (Liquidity Facility Citibank NA) (c)(f)(h)	15,800,000	15,800,000
Series ROC II R 11715, 0.72% (Liquidity Facility Citibank NA) (c)(f)(h)	11,250,000	11,250,000
Series ROC II R 238, 0.96% (Liquidity Facility Citibank NA) (c)(f)(h)	6,925,000	6,925,000
Series ROC II R 664, 0.63% (Liquidity Facility Citibank NA) (c)(h)	4,840,000	4,840,000
Series 1991 2, 0.71%, VRDN (c)(f)(i)	6,400,000	6,400,000
Series 2004 3, 0.69%, VRDN (c)	5,365,000	5,365,000
Series 2004 4, 0.77%, VRDN (c)(f)	3,540,000	3,540,000
Series A, 0.6% 6/10/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP (f)	2,030,000	2,030,000
		265,800,000
North Carolina - 0.1%
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 0.7%, LOC Bank of America NA, VRDN (c)(f)	4,100,000	4,100,000
Ohio - 0.7%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 3.63%, VRDN (c)(f)	30,600,000	30,600,000
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 1.23%, VRDN (c)	1,000,000	1,000,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 3.5%, LOC RBS Citizens NA, VRDN (c)	10,000,000	10,000,000
		41,600,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - 0.6%
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 2.9%, LOC Citizens Bank of Pennsylvania, VRDN (c)	$ 13,400,000	$ 13,400,000
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 2.9%, LOC Citizens Bank of Pennsylvania, VRDN (c)	5,000,000	5,000,000
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 B, 3.5%, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,400,000	12,400,000
State Pub. School Bldg. Auth. Rev. (North Hills School District Proj.) Series 2008, 3%, LOC RBS Citizens NA, VRDN (c)	3,800,000	3,800,000
		34,600,000
Puerto Rico - 0.5%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	14,900,000	14,949,629
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	8,300,000	8,327,646
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	7,600,000	7,625,314
		30,902,589
Rhode Island - 0.4%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 2.25%, LOC RBS Citizens NA, VRDN (c)	23,340,000	23,340,000
South Carolina - 0.0%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Carolina Ceramics LLC Proj.) 0.77%, LOC Wachovia Bank NA, VRDN (c)(f)	2,400,000	2,400,000
Texas - 0.3%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.8%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	10,000,000	10,000,000
Greater Texas Student Ln. Corp. Student Ln. Rev. Series 1998 A, 0.8%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	5,000,000	5,000,000
		15,000,000
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Norwich Univ. Proj.) Series 2008, 2.75%, LOC RBS Citizens NA, VRDN (c)	13,500,000	13,500,000
Washington - 0.0%
Washington Gen. Oblig. Participating VRDN Series Putters 748, 0.88% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	3,355,000	3,355,000
Municipal Securities - continued
	Principal Amount	Value
West Virginia - 0.1%
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.) 2.5% tender 5/1/09, LOC Dexia Cr. Local de France, CP mode (f)	$ 4,000,000	$ 4,000,000
	Shares
Other - 2.3%
Fidelity Municipal Cash Central Fund, 0.58% (d)(e)	131,205,000	131,205,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $5,758,703,297)		5,758,703,297
NET OTHER ASSETS - 0.6%		32,900,816
NET ASSETS - 100%		$ 5,791,604,113
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,400,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 2, 0.71%, VRDN	12/3/03	$ 6,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 127,451
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,758,703,297	$ -	$ 5,758,703,297	$ -
Income Tax Information
At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $5,758,703,297.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® New York AMT Tax-Free
Money Market Fund

New York AMT Tax-Free
Money Market
Institutional Class
Service Class

April 30, 2009

1.800352.105

SNM-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.0%
	Principal Amount	Value
District Of Columbia - 0.2%
District of Columbia Rev. (The Pew Charitable Trust Proj.) Series 2008 A, 0.45%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 6,000,000	$ 6,000,000
Florida - 0.7%
Palm Beach County Rev. (Hospice of Palm Beach Proj.) Series 2001, 0.59%, LOC Northern Trust Co., Chicago, VRDN (b)	5,500,000	5,500,000
Sarasota County Continuing Care Retirement Cmnty. Rev. (Glenridge Palmer Proj.) Series 2006, 0.52%, LOC Bank of Scotland PLC, VRDN (b)	15,000,000	15,000,000
		20,500,000
Georgia - 0.2%
Hall County Gainesville Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 G, 0.5% (Assured Guaranty Corp. Insured), VRDN (b)	5,000,000	5,000,000
Illinois - 0.5%
Illinois Fin. Auth. Rev.:
Participating VRDN Series BA 08 1205, 0.58% (Liquidity Facility Bank of America NA) (b)(e)	4,170,000	4,170,000
(Chicago Symphony Orchestra Proj.) Series 2008, 2.5%, LOC RBS Citizens NA, VRDN (b)	11,000,000	11,000,000
		15,170,000
Kentucky - 0.4%
Boyle County College Rev. (Centre College Proj.) Series 2008 A, 0.48%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	10,385,000	10,385,000
Massachusetts - 0.1%
Massachusetts Dev. Fin. Agcy. Rev. (Masonic Nursing Home, Inc. Proj.) Series 2002, 4%, LOC RBS Citizens NA, VRDN (b)	2,970,000	2,970,000
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2006 C, 3.5%, LOC RBS Citizens NA, VRDN (b)	2,900,000	2,900,000
New York - 91.2%
Albany City School District TAN Series 2009, 1% 10/7/09 (a)	10,000,000	10,004,100
Albany Gen. Oblig. BAN 2.75% 7/10/09	11,825,600	11,849,459
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.52%, LOC Bank of America NA, VRDN (b)	2,135,000	2,135,000
Amityville Union Free School District TAN 3.5% 6/26/09	10,000,000	10,007,672
Arlington Central School District BAN Series A, 2.75% 5/15/09	16,525,000	16,530,407
Central Islip Union Free School District TAN 2.75% 6/30/09	10,200,000	10,216,796
Eastport-South Manor Central School District TAN 3.5% 6/26/09	11,250,000	11,270,587
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Geneva BAN Series 2008 C, 2.25% 5/21/09	$ 16,716,054	$ 16,718,837
Harrison Gen. Oblig. BAN 0.8% 3/18/10	13,092,820	13,101,341
Herricks Union Free School District TAN 2.25% 6/26/09	2,000,000	2,001,602
Kings Park Central School District TAN 2.25% 6/26/09	13,000,000	13,010,413
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	2,610,000	2,610,000
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2001 1B, 0.4%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	3,900,000	3,900,000
Middle Country Century School District Centereach TAN 2.75% 6/30/09	11,800,000	11,821,625
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.38%, LOC JPMorgan Chase Bank, VRDN (b)	3,775,000	3,775,000
Nassau County Gen. Oblig. BAN Series 2008, 2.5% 10/15/09	30,500,000	30,672,773
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.4%, LOC Bank of America NA, VRDN (b)	7,550,000	7,550,000
Nassau County Interim Fin. Auth.:
Series 2008 B, 0.27% (Liquidity Facility KBC Bank NV), VRDN (b)	23,100,000	23,100,000
Series 2008 F, 0.27% (Liquidity Facility Bank of America NA), VRDN (b)	8,000,000	8,000,000
Nassau County Swr. & Storm Wtr. Fin. Bonds Series 2008 A, 5% 11/1/09	5,515,000	5,591,515
Nassau Health Care Corp. Rev.:
Bonds Series 2009 D2, 0.5%, tender 7/27/09, LOC JPMorgan Chase Bank (b)	9,000,000	9,000,000
Series 2009 B2, 0.35%, LOC TD Banknorth, N.A., VRDN (b)	10,000,000	10,000,000
New York City Gen. Oblig.:
Bonds:
Series 2004 E, 5.25% 8/1/09	13,600,000	13,693,297
Series 2004 G, 5% 8/1/09	5,000,000	5,051,908
Series 2008 G, 5% 8/1/09	6,300,000	6,342,947
Participating VRDN:
Series BA 08 1052, 0.53% (Liquidity Facility Bank of America NA) (b)(e)	12,895,000	12,895,000
Series BA 08 1064, 0.53% (Liquidity Facility Bank of America NA) (b)(e)	13,040,000	13,040,000
Series BA 08 1131, 0.88% (Liquidity Facility Bank of America NA) (b)(e)	9,715,000	9,715,000
Series Putters 2279, 0.54% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,175,000	11,175,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series Putters 2951, 0.54% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 4,460,000	$ 4,460,000
Series Putters 3118, 0.54% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,185,000	5,185,000
Series Putters 3282, 0.54% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,325,000	3,325,000
Series ROC II R 11726, 0.63% (Liquidity Facility Citibank NA) (b)(e)	10,415,000	10,415,000
Series 1993 A4, 0.42%, LOC Landesbank Baden-Wuert, VRDN (b)	1,000,000	1,000,000
Series 1994 A4, 0.4%, LOC WestLB AG, VRDN (b)	7,800,000	7,800,000
Series 1994 A7, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	1,700,000	1,700,000
Series 1994 E3, 0.45%, LOC WestLB AG, VRDN (b)	6,400,000	6,400,000
Series 1994 E5, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	400,000	400,000
Series 1995 B8, 0.33%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	16,960,000	16,960,000
Series 1995 B9, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	6,500,000	6,500,000
Series 1995 F4, 0.33%, LOC Landesbank Hessen-Thuringen, VRDN (b)	6,695,000	6,695,000
Series 1995 F5, 0.33%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	20,400,000	20,400,000
Series 2003 C2, 0.33%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	30,115,000	30,115,000
Series 2003 C3, 0.39%, LOC BNP Paribas SA, VRDN (b)	7,335,000	7,335,000
Series 2003 C4, 0.35%, LOC BNP Paribas SA, VRDN (b)	27,650,000	27,650,000
Series 2003 C5, 0.35%, LOC Bank of New York, New York, VRDN (b)	4,185,000	4,185,000
Series 2003 G2, 0.45%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	4,035,000	4,035,000
Series 2003 G3, 0.39%, LOC WestLB AG, VRDN (b)	3,700,000	3,700,000
Series 2003 H2, 0.45%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	500,000	500,000
Series 2004 A3, 0.28%, LOC BNP Paribas SA, VRDN (b)	15,475,000	15,475,000
Series 2004 A6, 0.4%, LOC Landesbank Baden-Wuert, VRDN (b)	37,295,000	37,295,000
Series 2004 H2 0.34%, LOC Bank of New York, New York, VRDN (b)	5,710,000	5,710,000
Series 2004 H3, 0.39%, LOC Bank of New York, New York, VRDN (b)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2004 H6, 0.33%, LOC Bank of America NA, VRDN (b)	$ 40,280,000	$ 40,280,000
Series 2004 H7, 0.45%, LOC KBC Bank NV, VRDN (b)	2,055,000	2,055,000
Series 2004 H8, 0.3%, LOC WestLB AG, VRDN (b)	3,000,000	3,000,000
Series 2006 E3, 0.42%, LOC Bank of America NA, VRDN (b)	12,375,000	12,375,000
Series 2006 E4, 0.43%, LOC Bank of America NA, VRDN (b)	46,175,000	46,175,000
Series 2006 I4, 0.36%, LOC Bank of New York, New York, VRDN (b)	5,850,000	5,850,000
Series 2008 J10, 0.25% (Liquidity Facility BNP Paribas SA), VRDN (b)	1,000,000	1,000,000
Series 2008 J11, 0.3% (Liquidity Facility KBC Bank NV), VRDN (b)	4,500,000	4,500,000
Series 2008 J5, 0.95% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	12,300,000	12,300,000
Series 2008 J7, 0.4%, LOC Landesbank Baden-Wuert, VRDN (b)	34,050,000	34,050,000
Series 2008 J9, 0.36% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (b)	25,000,000	25,000,000
Series 2009 B3, 0.34% (Liquidity Facility TD Banknorth, NA), VRDN (b)	4,260,000	4,260,000
New York City Health & Hosp. Corp. Rev.:
Series 2008 C, 0.34%, LOC TD Banknorth, NA, VRDN (b)	10,700,000	10,700,000
Series 2008 E, 0.37%, LOC JPMorgan Chase Bank, VRDN (b)	15,020,000	15,020,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 3%, LOC RBS Citizens NA, VRDN (b)	12,500,000	12,500,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 West Street Proj.) Series 2006 A, 0.31%, LOC Fannie Mae, VRDN (b)	17,830,000	17,830,000
(James Tower Dev. Proj.) Series 2002 A, 0.23%, LOC Fannie Mae, VRDN (b)	8,160,000	8,160,000
(Two Gold Street Proj.) Series 2006 A, 0.31%, LOC Fannie Mae, VRDN (b)	21,000,000	21,000,000
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2008 A, 3.15%, LOC RBS Citizens NA, VRDN (b)	17,000,000	17,000,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(American Civil Liberties Union Foundation, Inc. Proj.) Series 2005, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	1,600,000	1,600,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Indl. Dev. Agcy. Civic Facility Rev.: - continued
(Planned Parenthood Proj.) 0.4%, LOC Bank of America NA, VRDN (b)	$ 8,870,000	$ 8,870,000
New York City Indl. Dev. Agcy. Rev. (123 Washington LLC Proj.) Series 2007, 0.38%, LOC Landesbank Baden-Wuert, VRDN (b)	15,200,000	15,200,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.4%, LOC Bank of America NA, VRDN (b)	5,964,000	5,964,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BA 08 1074, 0.53% (Liquidity Facility Bank of America NA) (b)(e)	4,950,000	4,950,000
Series BA 08 1192, 0.53% (Liquidity Facility Bank of America NA) (b)(e)	2,750,000	2,750,000
Series BA 08 1206, 0.53% (Liquidity Facility Bank of America NA) (b)(e)	2,200,000	2,200,000
Series BBT 08 15, 0.49% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	21,800,000	21,800,000
Series EGL 06 69 Class A, 0.69% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	10,100,000	10,100,000
Series EGL 06 74 Class A, 0.69% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	13,000,000	13,000,000
Series PT 3992, 0.56% (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,000,000	3,000,000
Series Putters 2489, 0.54% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	975,000	975,000
Series Putters 3092, 0.54% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	13,405,000	13,405,000
Series Putters 624, 0.88% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,545,000	3,545,000
Series ROC II R 10381, 0.63% (Liquidity Facility Citibank NA) (b)(e)	6,105,000	6,105,000
Series ROC II R 11264, 0.63% (Liquidity Facility Citibank NA) (b)(e)	4,030,000	4,030,000
Series ROC II R 12192, 0.63% (Liquidity Facility Citibank NA) (b)(e)	17,370,000	17,370,000
Series ROC II R 406, 0.63% (Liquidity Facility Citibank NA) (b)(e)	16,870,000	16,870,000
Series 2000 C, 0.6% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	18,400,000	18,400,000
Series 2001 F1, 1% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	16,465,000	16,465,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2005 AA2, 1% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	$ 7,300,000	$ 7,300,000
Series 2008 B2, 0.4% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	29,295,000	29,295,000
Series 2008 B4, 0.36% (Liquidity Facility BNP Paribas SA), VRDN (b)	1,900,000	1,900,000
Series 2008 BB2, 0.4% (Liquidity Facility Bank of America NA), VRDN (b)	13,790,000	13,790,000
Series 7:
0.75% 6/5/09, CP	14,200,000	14,200,000
0.75% 6/9/09, CP	12,000,000	12,000,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1075, 0.53% (Liquidity Facility Bank of America NA) (b)(e)	5,000,000	5,000,000
Series BA 08 1190, 0.53% (Liquidity Facility Bank of America NA) (b)(e)	610,000	610,000
Series EGL 07 0024, 0.68% (Liquidity Facility Citibank NA) (b)(e)	2,000,000	2,000,000
Series 1999 A1, 0.4% (Liquidity Facility WestLB AG), VRDN (b)	27,970,000	27,970,000
Series 1999 A2:
0.28% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (b)	5,310,000	5,310,000
0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	9,700,000	9,700,000
Series 2001 B, 0.4% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	6,000,000	6,000,000
Series 2003 1A, 0.38% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	16,180,000	16,180,000
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN Series EGL 06 72 Class A, 0.92% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	28,400,000	28,400,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3323, 0.54% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,995,000	3,995,000
Series ROC II R 12106, 0.62% (Liquidity Facility Citibank NA) (b)(e)	17,000,000	17,000,000
Series ROC II R 12121, 0.63% (Liquidity Facility Citibank NA) (b)(e)	11,965,000	11,965,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.:
Bonds (City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/09	$ 2,245,000	$ 2,262,974
Participating VRDN:
Series BBT 08 18, 0.49% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	15,450,000	15,450,000
Series EGL 06 0138 Class A, 0.64% (Liquidity Facility Citibank NA) (b)(e)	8,000,000	8,000,000
Series EGL 06 47 Class A, 0.69% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	31,905,000	31,905,000
Series EGL 07 0002, 0.62% (Liquidity Facility Citibank NA) (b)(e)	12,000,000	12,000,000
Series EGL 07 0066, 0.68% (Liquidity Facility Citibank NA) (b)(e)	25,600,000	25,600,000
Series PT 4639, 0.63% (Liquidity Facility Deutsche Postbank AG) (b)(e)	9,275,000	9,275,000
Series Putters 1955, 0.54% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	12,600,000	12,600,000
Series ROC II R 10393, 0.63% (Liquidity Facility Citibank NA) (b)(e)	20,000,000	20,000,000
Series ROC II R 11722, 0.63% (Liquidity Facility Citibank NA) (b)(e)	5,235,000	5,235,000
(Barnard College Proj.) Series 2008, 3.15%, LOC RBS Citizens NA, VRDN (b)	3,450,000	3,450,000
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.43%, LOC HSBC Bank USA, NA, VRDN (b)	2,470,000	2,470,000
(City Univ. Proj.) Series 2008 C, 0.38%, LOC Bank of America NA, VRDN (b)	37,400,000	37,400,000
(College of New Rochelle Proj.) Series 2008, 3.15%, LOC RBS Citizens NA, VRDN (b)	13,300,000	13,300,000
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.37%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	31,400,000	31,400,000
(Pratt Institute Proj.) Series 2009 A, 0.47%, LOC TD Banknorth, NA, VRDN (b)	13,000,000	13,000,000
(The Culinary Institute of America Proj.) Series 2006, 0.44%, LOC TD Banknorth, N.A., VRDN (b)	5,900,000	5,900,000
(Univ. of Rochester Proj.):
Series 2003 C, 0.41%, LOC JPMorgan Chase Bank, VRDN (b)	22,075,000	22,075,000
Series 2008 A1, 0.4%, LOC Bank of America NA, VRDN (b)	10,900,000	10,900,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series BA 07 1042, 0.53% (Liquidity Facility Bank of America NA) (b)(e)	$ 8,280,000	$ 8,280,000
Series Putters 3155, 0.54% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,810,000	6,810,000
Series Putters 3376, 0.54% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.54% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,185,000	3,185,000
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.31%, LOC Fannie Mae, VRDN (b)	59,145,000	59,144,998
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.45%, LOC Landesbank Hessen-Thuringen, VRDN (b)	14,945,000	14,945,000
(West 37th St. Hsg. Proj.) Series 2009 A, 0.38%, LOC Wachovia Bank NA, VRDN (b)	4,200,000	4,200,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 A, 0.38%, LOC WestLB AG, VRDN (b)	1,000,000	1,000,000
Series 2003 E, 0.38%, LOC BNP Paribas SA, VRDN (b)	2,000,000	2,000,000
Series 2003 I, 0.43%, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,000,000	2,000,000
New York Local Govt. Assistance Corp.:
Series 1994 B, 0.31%, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, VRDN (b)	26,500,000	26,500,000
Series 1995 E, 0.26%, LOC Landesbank Hessen-Thuringen, VRDN (b)	6,985,000	6,985,000
Series 1995 F, 0.3% (New York State Gen. Oblig. Guaranteed), LOC Societe Generale, VRDN (b)	7,875,000	7,875,000
Series 1995 G, 0.32% (New York State Gen. Oblig. Guaranteed), LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	6,930,000	6,930,000
Series 2008 B, 0.22% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	48,955,000	48,955,000
Series 2008 B3V, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	19,265,000	19,265,000
Series 2008 B7V, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	30,200,000	30,200,000
Series 2008 BAV, 0.22% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	52,730,000	52,730,000
Series 2008 BDV, 0.41% (Liquidity Facility Royal Bank of Canada), VRDN (b)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 C, 3.5% 11/15/09	$ 17,900,000	$ 18,044,965
Series A:
0.55% 5/13/09, LOC ABN-AMRO Bank NV, CP	24,000,000	24,000,000
0.55% 5/15/09, LOC ABN-AMRO Bank NV, CP	9,800,000	9,800,000
0.57% 5/21/09, LOC ABN-AMRO Bank NV, CP	16,000,000	16,000,000
Series B:
0.55% 5/8/09, LOC ABN-AMRO Bank NV, CP	29,400,000	29,400,000
0.65% 5/1/09, LOC ABN-AMRO Bank NV, CP	15,700,000	15,700,000
Series C:
0.7% 5/18/09, LOC ABN-AMRO Bank NV, CP	6,000,000	6,000,000
0.7% 5/18/09, LOC ABN-AMRO Bank NV, CP	11,200,000	11,200,000
New York Pwr. Auth.:
Series 1:
0.57% 9/10/09, CP	8,000,000	8,000,000
0.6% 5/11/09, CP	6,493,000	6,493,000
0.6% 6/5/09, CP	41,838,000	41,838,000
0.7% 6/5/09, CP	5,000,000	5,000,000
Series 2, 0.57% 5/5/09, CP	3,700,000	3,700,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.):
Series 1994 C, 0.39%, LOC Wells Fargo Bank NA, VRDN (b)	18,300,000	18,300,000
Series 1994 D1, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	1,000,000	1,000,000
Series 1994 D2, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)	4,300,000	4,300,000
New York State Gen. Oblig. Bonds (Envir. Quality Proj.) Series 1998 G, 0.6%, tender 6/1/09, LOC WestLB AG (b)	7,850,000	7,850,000
New York Thruway Auth. Gen. Rev. Participating VRDN Series 07 102, 0.49% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	2,000,000	2,000,000
New York Urban Dev. Corp. Rev.:
Bonds:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/09	5,000,000	5,111,272
Series 2005 A, 5% 1/1/10	6,300,000	6,460,237
Participating VRDN:
Series Putters 2283, 0.88% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	14,375,000	14,375,000
Series ROCS II R 450, 0.63% (Liquidity Facility Citibank NA) (b)(e)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Urban Dev. Corp. Rev.: - continued
Participating VRDN:
Series SG 163, 0.62% (Liquidity Facility Societe Generale) (b)(e)	$ 10,760,000	$ 10,760,000
Series 2008 A1, 0.28%, LOC Wachovia Bank NA, VRDN (b)	7,500,000	7,500,000
Series 2008 A2, 0.4% (Assured Guaranty Corp. Insured), VRDN (b)	15,000,000	15,000,000
Series 2008 A4, 0.4% (Assured Guaranty Corp. Insured), VRDN (b)	37,800,000	37,800,000
Series 2008 A5, 0.28%, LOC TD Banknorth, NA, VRDN (b)	11,800,000	11,800,000
Newburgh City School District BAN 2.5% 12/18/09	8,500,000	8,574,990
Northport-East Northport Union Free School District TAN 2.75% 6/25/09	16,000,000	16,025,906
Oceanside Union Free School District TAN 2.75% 6/24/09	17,000,000	17,024,211
Oneida County Indl. Dev. Agcy. Bonds (Hamilton College Civic Facility Proj.) Series 2002, 5% 9/15/09	1,360,000	1,373,821
Oyster Bay Gen. Oblig. BAN Series 2008 C, 2.75% 9/18/09	5,000,000	5,020,942
Palmyra-Macedon Central School District BAN 2.75% 6/18/09	10,300,000	10,313,437
Riverhead Central School District TAN 3.5% 6/30/09	17,000,000	17,020,584
Rochester Gen. Oblig. BAN Series 2008 II, 2.75% 8/25/09	9,800,000	9,835,228
Rockland County Gen. Oblig. BAN Series 2008 C, 3% 9/3/09	8,800,000	8,837,310
Sachem Central School District of Holbrook TAN 3.5% 6/24/09	13,700,000	13,719,941
Smithtown Central School District TAN 3.25% 6/26/09	9,300,000	9,313,359
Starpoint Central School District BAN 2.5% 7/29/09	11,865,000	11,890,315
Suffolk County Gen. Oblig. TAN:
Series 2008 II, 3% 9/10/09	29,300,000	29,458,062
Series 2009 I, 2% 8/13/09	25,900,000	25,988,521
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (St. Francis Monastery Proj.) Series 2006, 0.37%, LOC U.S. Bank NA, Minnesota, VRDN (b)	9,030,000	9,030,000
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN Series Putters 3357, 0.88% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,265,000	3,265,000
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2005 A, 0.29%, LOC JPMorgan Chase Bank, VRDN (b)	5,400,000	5,400,000
Tobacco Settlement Fing. Corp. Bonds:
Series 2003 A1, 5% 6/1/09	1,340,000	1,342,916
Series 2008 B, 4% 6/1/09	10,670,000	10,689,895
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.:
Bonds (MTA Bridges and Tunnels Proj.):
Series 2008 C, 4% 11/15/09	$ 2,225,000	$ 2,254,220
Series 2008 D, 4% 11/15/09	5,000,000	5,081,476
Participating VRDN Series BA 08 1188, 0.53% (Liquidity Facility Bank of America NA) (b)(e)	3,000,000	3,000,000
Series 2002 F, 0.28% (Liquidity Facility ABN-AMRO Bank NV), VRDN (b)	22,980,000	22,980,000
Series 2005 B3, 0.45% (Liquidity Facility Bank of America NA), VRDN (b)	12,465,000	12,465,000
Series 2005 B4, 0.45% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	50,605,000	50,605,000
Troy Indl. Dev. Auth. Civic Facilities Rev. (Rensselaer Polytechnic Institute Proj.) Series 2002 B, 0.39%, LOC JPMorgan Chase Bank, VRDN (b)	22,400,000	22,400,000
William Floyd Union Free School District BAN 2.5% 6/30/09	20,500,000	20,530,517
		2,513,340,376
New York & New Jersey - 1.9%
Port Auth. of New York & New Jersey:
Participating VRDN Series ROC II R 11439, 0.95% (Liquidity Facility Citibank NA) (b)(e)	7,200,000	7,200,000
Series 2004 2, 0.69%, VRDN (b)	8,300,000	8,300,000
Series 2006 3, 0.69%, VRDN (b)	22,120,000	22,120,000
Series 2008 2, 0.69%, VRDN (b)	13,810,000	13,810,000
		51,430,000
North Carolina - 0.6%
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.48%, LOC RBC Centura Bank, Rocky Mount, VRDN (b)	5,000,000	5,000,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Univ. Health Systems of Eastern Carolina) Series 2008 B, 0.47%, LOC Branch Banking & Trust Co., VRDN (b)	5,200,000	5,200,000
Wake County Gen. Oblig. Series 2003 C, 0.47% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	7,600,000	7,600,000
		17,800,000
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Rev. (Integris Health Group Proj.) Series 2007 A3, 0.6% (Assured Guaranty Corp. Insured), VRDN (b)	3,100,000	3,100,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - 0.2%
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 2.9%, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 4,000,000	$ 4,000,000
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 2.9%, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,400,000	2,400,000
		6,400,000
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	8,000,000	8,026,646
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	4,400,000	4,414,656
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	4,000,000	4,013,323
		16,454,625
South Carolina - 0.1%
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.47%, LOC Wachovia Bank NA, VRDN (b)	3,700,000	3,700,000
Utah - 0.0%
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 B, 0.45% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	100,000	100,000
Virginia - 0.3%
Fairfax County Econ. Dev. Auth. Rev. (Flint Hill School Proj.) Series 2000, 0.52%, LOC Wachovia Bank NA, VRDN (b)	7,300,000	7,300,000
Washington - 0.2%
Washington Gen. Oblig. Participating VRDN Series BA 1212, 0.93% (Liquidity Facility Bank of America NA) (b)(e)	4,640,000	4,640,000
Wisconsin - 0.3%
Wisconsin Trans. Rev. Participating VRDN Series MS 06 1864, 0.58% (Liquidity Facility Rabobank Nederland) (b)(e)(f)	7,552,000	7,552,000
Municipal Securities - continued
	Shares	Value
Other - 1.3%
Fidelity Tax-Free Cash Central Fund, 0.46% (c)(d)	35,630,000	$ 35,630,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $2,730,372,001)		2,730,372,001
NET OTHER ASSETS - 1.0%		26,215,844
NET ASSETS - 100%		$ 2,756,587,845
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,552,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Wisconsin Trans. Rev. Participating VRDN Series MS 06 1864, 0.58% (Liquidity Facility Rabobank Nederland)	11/17/08	$ 7,552,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 27,422
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,730,372,001	$ -	$ 2,730,372,001	$ -
Income Tax Information
At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $2,730,372,001.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2009